Consolidated Statement of Income - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2019 [2]	Mar. 31, 2019 [2]	Jun. 30, 2018	Jun. 30, 2019 [2]	Jun. 30, 2018
Income Statement [Abstract]
Revenue	[1]	$ 90,544	$ 83,735	$ 96,765	$ 174,278	$ 186,000
Share of profit of joint ventures and associates		632	1,484	716	2,116	1,755
Interest and other income		662	443	1,787	1,105	2,627
Total revenue and other income		91,838	85,662	99,268	177,499	190,382
Purchases		68,590	59,923	73,121	128,513	139,649
Production and manufacturing expenses		6,835	6,354	6,988	13,189	13,911
Selling, distribution and administrative expenses		2,881	2,352	2,781	5,233	5,369
Research and development		225	212	237	437	445
Exploration		439	306	243	745	473
Depreciation, depletion and amortisation		6,699	5,950	5,359	12,649	10,693
Interest expense		1,252	1,159	929	2,411	1,865
Total expenditure		86,920	76,256	89,658	163,176	172,405
Income/(loss) before taxation	[3]	4,917	9,406	9,610	14,323	17,977
Taxation charge/(credit)		1,755	3,248	3,422	5,003	5,758
Income/(loss) for the period	[1]	3,162	6,157	6,188	9,319	12,219
Income/(loss) attributable to non-controlling interest		164	156	164	320	296
Income/(loss) attributable to Royal Dutch Shell plc shareholders		$ 2,998	$ 6,001	$ 6,024	$ 8,999	$ 11,923
Basic earnings per share	[4]	$ 0.37	$ 0.74	$ 0.72	$ 1.11	$ 1.44
Diluted earnings per share	[4]	$ 0.37	$ 0.73	$ 0.72	$ 1.10	$ 1.42

[1]	See Note 2 “Segment information”.
[2]	See Note 8 “Adoption of IFRS 16 Leases”.
[3]	See Note 7 “Change in presentation of Consolidated Statement of Cash Flows”.
[4]	See Note 3 “Earnings per share”.